Financial Instruments (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Margin Deposit Assets	$ 5,936	$ 6,153
Accumulated loss from derivatives designated as Hedging Instruments	$ 26,531	$ 36,994